Schedule of valuation on investment properties (Details)	12 Months Ended
	Mar. 31, 2026 INR (₨) ft²	Mar. 31, 2025 INR (₨)
IfrsStatementLineItems [Line Items]
Fair value of the property	₨ 40,310,000
Rental value	₨ 720,000
CommercialBuilding [Member]
IfrsStatementLineItems [Line Items]
Composite rate | ft²	17,758
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value of the property	₨ 40,310,000
Valuation technique	Comparative Method	Comparative Method
Significant unobservable Inputs	Estimated rental value per sq. per month	Estimated rental value per sq. per month
Level 3 of fair value hierarchy [member] | CommercialBuilding [Member]
IfrsStatementLineItems [Line Items]
Rental value	₨ 180,000